UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7139

Fidelity Hereford Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Government
Money Market Fund

July 31, 2012

1.804856.108

SPU-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 5.5%
	Yield (a)	Principal Amount	Value
U.S. Treasury Obligations - 5.5%
U.S. Treasury Bills
12/20/12	0.15%	$ 35,000,000	$ 34,979,438
U.S. Treasury Notes
8/15/12 to 6/15/13	0.13 to 0.24	214,000,000	214,839,572
TOTAL TREASURY DEBT			249,819,010
Government Agency Debt - 23.6%

Federal Agencies - 23.3%
Fannie Mae
9/15/12 to 4/9/13	0.17 to 0.28 (c)	169,076,000	170,497,564
Federal Farm Credit Bank
11/29/12 to 8/26/13	0.18 to 0.35 (c)	19,000,000	19,029,940
Federal Home Loan Bank
8/22/12 to 7/5/13	0.14 to 0.28 (c)	748,980,000	749,341,268
Freddie Mac
8/10/12 to 1/15/13	0.18 to 0.21 (c)	107,848,000	108,664,555
			1,047,533,327
Other Government Related - 0.3%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)

8/23/12	0.18 (b)	9,000,000	8,999,145
8/9/12	0.18 (b)	6,000,000	5,999,850
			14,998,995
TOTAL GOVERNMENT AGENCY DEBT			1,062,532,322
Government Agency Repurchase Agreement - 70.0%
	Maturity Amount	Value
In a joint trading account at 0.2% dated 7/31/12 due 8/1/12 (Collateralized by U.S. Government Obligations) #	$ 2,772,519,048	$ 2,772,504,000
With:
Barclays Capital, Inc. at:
0.18%, dated 7/31/12 due 8/7/12 (Collateralized by U.S. Government Obligations valued at $14,280,072, 4.84%, 4/20/61)	14,000,490	14,000,000
0.2%, dated 7/25/12 due 8/7/12 (Collateralized by U.S. Government Obligations valued at $19,380,754, 3% - 4.5%, 7/1/27 - 7/15/41)	19,003,483	19,000,000
Citibank NA at 0.18%, dated 7/31/12 due 8/7/12 (Collateralized by U.S. Government Obligations valued at $21,420,107, 4% - 6%, 7/1/27 - 12/1/41)	21,000,735	21,000,000
Credit Suisse Securities (USA) LLC at:
0.18%, dated 7/30/12 due 8/6/12 (Collateralized by U.S. Government Obligations valued at $116,285,393, 3.5%, 1/20/42)	114,003,990	114,000,000
0.19%, dated 7/31/12 due 8/7/12 (Collateralized by U.S. Government Obligations valued at $14,282,827, 3.5%, 1/20/42)	14,000,517	14,000,000
Goldman Sachs & Co. at 0.19%, dated 7/31/12 due 8/7/12 (Collateralized by U.S. Government Obligations valued at $14,280,076, 3.5%, 1/1/26 - 6/1/32)	14,000,517	14,000,000
ING Financial Markets LLC at 0.25%, dated:
7/23/12 due 8/7/12 (Collateralized by U.S. Government Obligations valued at $13,394,455, 0.65% - 4%, 10/25/21 - 8/15/41)	13,002,708	13,000,000
7/25/12 due 8/7/12 (Collateralized by U.S. Government Obligations valued at $11,220,502, 3% - 5.5%, 2/1/27 - 3/1/41)	11,002,521	11,000,000
7/26/12 due 8/7/12 (Collateralized by U.S. Government Obligations valued at $3,090,060, 3% - 4%, 2/1/27 - 9/15/41)	3,000,667	3,000,000
Mitsubishi UFJ Securities (USA), Inc. at:
0.2%, dated 7/27/12 due 8/3/12 (Collateralized by U.S. Government Obligations valued at $29,611,997, 4% - 4.5%, 9/1/41 - 11/1/41)	29,001,128	29,000,000
0.24%, dated 7/26/12 due 8/7/12 (Collateralized by U.S. Government Obligations valued at $14,288,863, 2.61% - 3.18%, 1/1/42 - 2/1/42)	14,002,987	14,000,000
0.25%, dated 7/24/12 due 8/7/12 (Collateralized by U.S. Government Obligations valued at $58,208,480, 2.81% - 4.5%, 7/1/41 - 4/1/42)	57,011,479	57,000,000
Government Agency Repurchase Agreement - continued
	Maturity Amount	Value
With: - continued
RBC Capital Markets Corp. at 0.21%, dated:
6/7/12 due 8/6/12 (Collateralized by U.S. Government Obligations valued at $12,393,386, 2.22% - 4%, 12/1/35 - 2/1/42)	$ 12,004,200	$ 12,000,000
7/25/12 due 8/7/12 (Collateralized by U.S. Government Obligations valued at $20,600,827, 1% - 4%, 4/20/40 - 7/1/42)	20,003,850	20,000,000
UBS Securities LLC at:
0.19%, dated 7/31/12 due 8/7/12 (Collateralized by U.S. Government Obligations valued at $7,140,038, 3.5%, 4/20/42)	7,000,259	7,000,000
0.2%, dated 7/20/12 due 8/7/12 (Collateralized by U.S. Government Obligations valued at $20,401,360, 4%, 2/20/42)	20,003,444	20,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT		3,154,504,000
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $4,466,855,332)		4,466,855,332
NET OTHER ASSETS (LIABILITIES) - 0.9%		39,263,970
NET ASSETS - 100%		$ 4,506,119,302
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) The Federal Financing Bank (FFB), an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury, has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $14,998,995, or 0.3% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,772,504,000 due 8/01/12 at 0.20%
BNP Paribas Securities Corp.	$ 94,002,331
Bank of America NA	635,150,888
Credit Agricole CIB New York Branch	50,812,071
Deutsche Bank Securities, Inc.	38,109,053
ING Financial Markets LLC	177,842,249
J.P. Morgan Securities, Inc.	76,218,107
Merrill Lynch, Pierce, Fenner & Smith, Inc.	195,061,697
Mizuho Securities USA, Inc.	1,169,947,935
Morgan Stanley & Co., Inc.	50,812,071
RBC Capital Markets Corp.	60,974,485
UBS Securities LLC	63,515,089
Wells Fargo Securities LLC	160,058,024
$ 2,772,504,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2012, the cost of investment securities for income tax purposes was $4,466,855,332.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® U.S. Treasury
Money Market Fund

July 31, 2012

1.804868.108

TMM-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 107.3%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 107.3%
U.S. Treasury Bills
8/2/12 to 1/31/13	0.06 to 0.15%	$ 4,534,838	$ 4,534,058
U.S. Treasury Notes
8/15/12 to 2/28/13	0.08 to 0.18	2,129,258	2,134,791
TOTAL INVESTMENT PORTFOLIO - 107.3% (Cost $6,668,849)	6,668,849
NET OTHER ASSETS (LIABILITIES) - (7.3)%	(451,154)
NET ASSETS - 100%	$ 6,217,695
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2012, the cost of investment securities for income tax purposes was $6,668,849,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for
Fidelity® Money Market Fund

July 31, 2012

1.804826.108

SPM-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 40.9%
	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 1.9%
Branch Banking & Trust Co.
10/22/12 to 11/1/12	0.42%	$ 18,000	$ 18,000
Citibank NA
8/16/12 to 8/17/12	0.55	6,000	6,000
State Street Bank & Trust Co., Boston
8/29/12 to 9/14/12	0.28	38,000	38,000
			62,000
London Branch, Eurodollar, Foreign Banks - 6.1%
Australia & New Zealand Banking Group Ltd.
12/5/12 to 12/14/12	0.40 to 0.41	15,000	15,000
Commonwealth Bank of Australia
8/8/12 to 9/18/12	0.30 to 0.40	28,000	28,000
HSBC Bank PLC
12/28/12	0.42	12,000	12,000
Mitsubishi UFJ Trust & Banking Corp.
10/9/12	0.43	4,000	4,000
Mizuho Corporate Bank Ltd.
10/9/12 to 10/16/12	0.43 to 0.44	8,000	8,000
National Australia Bank Ltd.
9/10/12 to 1/11/13	0.36 to 0.42 (c)	132,000	132,000
			199,000
New York Branch, Yankee Dollar, Foreign Banks - 32.9%
Bank of Montreal Chicago CD Program
9/26/12 to 8/6/13	0.39 to 0.55 (c)	76,000	76,000
Bank of Nova Scotia
9/5/12 to 8/12/13	0.32 to 0.76 (c)	129,600	129,609
Bank of Tokyo-Mitsubishi UFJ Ltd.
8/10/12 to 11/14/12	0.42 to 0.51 (c)	107,000	107,000
Canadian Imperial Bank of Commerce
9/24/12 to 8/16/13	0.42 to 0.66 (c)	126,000	126,002
DnB NOR Bank ASA
9/13/12 to 9/20/12	0.32	21,000	21,000
Mitsubishi UFJ Trust & Banking Corp.
8/17/12 to 10/31/12	0.43 to 0.44	36,000	36,000
Mizuho Corporate Bank Ltd.
8/6/12 to 10/10/12	0.30 to 0.39	115,000	115,000
Certificate of Deposit - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
National Bank Canada
2/4/13	0.57% (c)	$ 12,000	$ 12,000
Nordea Bank Finland PLC
8/16/12 to 9/4/12	0.30	72,000	72,000
Royal Bank of Canada
8/1/13	0.82 (c)	56,000	56,000
Royal Bank of Scotland PLC Connecticut Branch
8/22/12	0.35	15,000	15,000
Sumitomo Mitsui Banking Corp.
9/14/12 to 11/6/12	0.40 to 0.41 (c)	143,000	143,000
Sumitomo Trust & Banking Co. Ltd.
8/1/12 to 10/30/12	0.41 to 0.45	89,000	89,000
Svenska Handelsbanken, Inc.
9/17/12 to 9/25/12	0.30 to 0.31	12,000	12,000
Toronto-Dominion Bank
11/7/12 to 2/4/13	0.45 to 0.62 (c)	61,000	61,000
			1,070,611
TOTAL CERTIFICATE OF DEPOSIT			1,331,611
Financial Company Commercial Paper - 18.9%

Barclays Bank PLC
8/9/12 to 8/24/12	0.76 to 1.00 (b)	14,000	14,000
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
8/15/12	0.40	3,000	3,000
BAT International Finance PLC
8/3/12	0.40	2,000	2,000
Citigroup Funding, Inc.
8/1/12 to 9/5/12	0.60 to 0.65	87,000	86,984
Commonwealth Bank of Australia
10/22/12 to 12/21/12	0.29 to 0.40 (c)	48,000	47,990
Credit Suisse New York Branch
10/1/12 to 10/9/12	0.37 to 0.38	64,000	63,956
Financial Company Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
DNB Bank ASA
9/18/12 to 10/1/12	0.33%	$ 35,000	$ 34,983
JPMorgan Chase & Co.
8/1/12 to 9/12/12	0.30 (c)	60,000	59,999
Mitsubishi UFJ Trust & Banking Corp.
9/14/12	0.45	4,000	3,998
Nationwide Building Society
10/30/12	0.35	79,000	78,931
Nordea North America, Inc.
9/5/12 to 9/11/12	0.30 to 0.31	31,000	30,990
Skandinaviska Enskilda Banken AB
8/9/12 to 8/17/12	0.50	35,000	34,994
Svenska Handelsbanken, Inc.
8/30/12 to 10/1/12	0.30 to 0.31	30,000	29,990
Swedbank AB
8/13/12 to 9/14/12	0.35 to 0.37	18,000	17,996
UBS Finance, Inc.
10/12/12 to 11/5/12	0.40	80,000	79,928
Westpac Banking Corp.
12/17/12 to 12/21/12	0.40	26,000	25,960
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER			615,699
Asset Backed Commercial Paper - 1.0%

Ciesco LP (Citibank NA Guaranteed)
9/5/12	0.43	4,000	3,998
Govco, Inc. (Liquidity Facility Citibank NA)

8/3/12	0.55	4,000	4,000
8/30/12	0.50	4,000	3,998
8/6/12	0.55	3,000	3,000
9/5/12	0.43	4,000	3,998
Salisbury Receivables Co. LLC (Barclays Bank PLC Guaranteed)
8/3/12	0.25	9,000	9,000
Windmill Funding Corp. (Royal Bank of Scotland PLC Guaranteed)
8/22/12	0.44 (b)	3,000	2,999
TOTAL ASSET BACKED COMMERCIAL PAPER			30,993
Other Commercial Paper - 2.1%
	Yield (a)	Principal Amount (000s)	Value (000s)
Devon Energy Corp.
8/30/12	0.45% (c)	$ 17,000	$ 17,000
Duke Energy Corp.
8/6/12	0.50	5,000	5,000
Ecolab, Inc.
9/13/12	0.55 (c)	7,000	7,000
Hewlett-Packard Co.
8/2/12	0.47	4,000	4,000
Northeast Utilities
8/27/12	0.50	4,000	3,999
Sempra Global
8/13/12 to 9/10/12	0.42 to 0.45	3,000	2,999
Verizon Communications, Inc.
8/3/12	0.45 (c)	11,000	11,000
Viacom, Inc.
8/2/12 to 8/13/12	0.42 to 0.43	3,000	3,000
Xerox Corp.
8/13/12 to 9/14/12	0.75	15,000	14,990
TOTAL OTHER COMMERCIAL PAPER			68,988
Treasury Debt - 12.7%

U.S. Treasury Obligations - 12.7%
U.S. Treasury Bills
11/23/12 to 1/31/13	0.15 to 0.16	75,000	74,955
U.S. Treasury Notes
8/15/12 to 6/15/13	0.15 to 0.24	338,430	339,954
TOTAL TREASURY DEBT			414,909
Other Note - 3.3%

Medium-Term Notes - 3.3%
Royal Bank of Canada
8/1/13 to 8/15/13	0.56 to 0.85 (b)(c)	107,300	107,300
Variable Rate Demand Note - 2.5%
	Yield (a)	Principal Amount (000s)	Value (000s)
Arizona - 0.2%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2005 B, LOC JPMorgan Chase Bank, VRDN
8/7/12	0.16% (c)	$ 5,430	$ 5,430
California - 0.5%
Contra Costa County Multi-family Hsg. Rev. (Avalon Walnut Creek Contra Costa Centre Proj.) Series 2008 A, LOC Bank of America NA, VRDN
8/7/12	0.18 (c)(d)	10,000	10,000
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2008 F, LOC Bank of America NA, VRDN
8/7/12	0.22 (c)	7,905	7,905
			17,905
Maryland - 0.4%
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. (Barrington Apts. Proj.) Series A, LOC Fannie Mae, VRDN
8/7/12	0.16 (c)(d)	12,190	12,190
New York - 0.3%
New York Hsg. Fin. Agcy. Rev. (Shore Hill Hsg. Proj.) Series 2008 A, LOC Freddie Mac, VRDN
8/7/12	0.17 (c)	10,200	10,200
Non State Specific - 0.4%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
8/7/12	0.21 (c)	11,700	11,700
Pennsylvania - 0.3%
Philadelphia Wtr. & Wastewtr. Rev. Series 2005 B, LOC Bank of America NA, VRDN
8/7/12	0.17 (c)	10,500	10,500
South Carolina - 0.4%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, LOC Citibank NA, VRDN
8/7/12	0.16 (c)	12,100	12,100
TOTAL VARIABLE RATE DEMAND NOTE			80,025
Government Agency Debt - 1.0%
	Yield (a)	Principal Amount (000s)	Value (000s)
Federal Agencies - 1.0%
Fannie Mae
2/21/13 to 2/26/13	0.20%	$ 4,000	$ 4,046
Federal Home Loan Bank
11/28/12 to 2/28/13	0.20	29,000	28,997
TOTAL GOVERNMENT AGENCY DEBT			33,043
Insurance Company Funding Agreement - 0.2%

Medium-Term Notes - 0.2%
Metropolitan Life Insurance Co.
10/29/12	0.66 (c)(e)	5,000	5,000
Other Municipal Debt - 0.4%

New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A, 0.4% tender 8/7/12, CP mode (d)	14,000	14,000
Government Agency Repurchase Agreement - 4.6%
	Maturity Amount (000s)
In a joint trading account at 0.2% dated 7/31/12 due 8/1/12 (Collateralized by U.S. Government Obligations) #	$ 3,128	3,128
With:
Barclays Capital, Inc. at 0.18%, dated 7/31/12 due 8/7/12 (Collateralized by U.S. Government Obligations valued at $10,200,051, 4.84%, 4/20/61)	10,000	10,000
Credit Suisse Securities (USA) LLC at 0.19%, dated 7/31/12 due 8/7/12 (Collateralized by U.S. Government Obligations valued at $10,205,085, 3.5%, 1/20/42)	10,000	10,000
Goldman Sachs & Co. at 0.19%, dated 7/31/12 due 8/7/12 (Collateralized by U.S. Government Obligations valued at $10,200,054, 2.9%, 8/1/41)	10,000	10,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
ING Financial Markets LLC at 0.25%, dated:
7/23/12 due 8/7/12 (Collateralized by U.S. Government Obligations valued at $10,305,092, 1.88% - 3.75%, 11/15/23 - 4/1/41)	$ 10,002	$ 10,000
7/25/12 due 8/7/12 (Collateralized by U.S. Government Obligations valued at $9,270,311, 3% - 4%, 2/1/27 - 10/1/41)	9,002	9,000
7/26/12 due 8/7/12 (Collateralized by U.S. Government Obligations valued at $2,063,766, 4%, 8/15/41)	2,000	2,000
Mitsubishi UFJ Securities (USA), Inc. at:
0.2%, dated 7/27/12 due 8/3/12 (Collateralized by U.S. Government Obligations valued at $22,464,273, 4% - 4.5%, 9/1/41 - 11/1/41)	22,001	22,000
0.24%, dated 7/26/12 due 8/7/12 (Collateralized by U.S. Government Obligations valued at $11,227,611, 2.65% - 2.81%, 2/1/42)	11,002	11,000
0.25%, dated 7/24/12 due 8/7/12 (Collateralized by U.S. Treasury Obligations valued at $44,921,662, 2.72% - 3.29%, 8/1/41 - 9/1/41)	44,009	44,000
UBS Securities LLC at:
0.19%, dated 7/31/12 due 8/7/12 (Collateralized by U.S. Government Obligations valued at $5,100,028, 3.5%, 4/20/42)	5,000	5,000
0.2%, dated 7/20/12 due 8/7/12 (Collateralized by U.S. Government Obligations valued at $15,301,020, 3.5% - 4%, 2/20/42 - 4/20/42)	15,003	15,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT		151,128
Other Repurchase Agreement - 12.9%

Other Repurchase Agreement - 12.9%
With:
Barclays Capital, Inc. at:
0.35%, dated 7/31/12 due 8/1/12 (Collateralized by Equity Securities valued at $54,000,526)	50,000	50,000
0.37%, dated 7/31/12 due 8/7/12 (Collateralized by Equity Securities valued at $2,160,023)	2,000	2,000
BNP Paribas Securities Corp. at:
0.32%, dated 7/27/12 due 8/2/12 (Collateralized by Corporate Obligations valued at $3,151,723, 6.88% - 7.88%, 5/1/18 - 5/22/22)	3,000	3,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
BNP Paribas Securities Corp. at:
0.5%, dated 7/27/12 due 8/3/12 (Collateralized by Corporate Obligations valued at $2,160,151, 8.63%, 6/15/19)	$ 2,000	$ 2,000
Credit Suisse Securities (USA) LLC at:
0.87%, dated:
5/10/12 due 8/8/12 (Collateralized by Corporate Obligations valued at $3,247,537, 0.38%, 11/25/37)	3,007	3,000
5/22/12 due 8/20/12 (Collateralized by Corporate Obligations valued at $3,245,961, 5.52%, 5/25/36)	3,007	3,000
0.9%, dated:
5/1/12 due 8/1/12 (Collateralized by Equity Securities valued at $12,990,185)	12,028	12,000
7/3/12 due 10/1/12 (Collateralized by Corporate Obligations valued at $3,242,813, 0.43% - 5.52%, 11/25/33 - 6/25/36)	3,007	3,000
7/11/12 due:
10/9/12 (Collateralized by Corporate Obligations valued at $6,483,780, 0.42%, 9/25/37)	6,014	6,000
10/15/12 (Collateralized by Corporate Obligations valued at $6,483,780, 0.42%, 9/25/37)	6,014	6,000
0.92%, dated:
7/18/12 due 10/16/12 (Collateralized by Corporate Obligations valued at $9,724,252, 0.42%, 5/25/47)	9,021	9,000
7/23/12 due 10/22/12 (Collateralized by Corporate Obligations valued at $6,483,780, 0.42%, 9/25/37)	6,014	6,000
7/24/12 due 10/24/12 (Collateralized by Corporate Obligations valued at $3,241,399, 5.52%, 5/25/36)	3,007	3,000
ING Financial Markets LLC at 0.29%, dated 7/31/12 due 8/1/12 (Collateralized by Corporate Obligations valued at $110,252,192, 3.75% - 7.75%, 6/15/14 - 8/15/41)	105,001	105,000
J.P. Morgan Clearing Corp. at:
0.55%, dated 7/31/12 due 8/1/12 (Collateralized by Corporate Obligations valued at $58,697,500, 1% - 6%, 2/15/13 - 12/15/26)	54,001	54,000
0.63%, dated 7/20/12 due 10/18/12 (Collateralized by Equity Securities valued at $4,348,846)	4,006	4,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
J.P. Morgan Clearing Corp. at:
0.7%, dated 7/23/12 due 10/22/12 (Collateralized by Corporate Obligations valued at $16,307,446, 2.63%, 12/15/26)	$ 15,027	$ 15,000
0.87%, dated 4/23/12 due 10/19/12 (Collateralized by Equity Securities valued at $8,716,674)	8,035	8,000
J.P. Morgan Securities, Inc. at:
0.34%, dated 7/31/12 due 8/7/12 (Collateralized by Corporate Obligations valued at $5,253,356, 2.38% - 5.46%, 12/8/14 - 2/16/21)	5,000	5,000
0.5%, dated 7/18/12 due 8/7/12 (Collateralized by Mortgage Loan Obligations valued at $8,641,765, 0.45%, 9/25/36)	8,003	8,000
0.64%, dated 7/31/12 due 8/7/12 (Collateralized by Mortgage Loan Obligations valued at $2,160,485, 2.62%, 8/25/46)	2,000	2,000
0.95%, dated 3/26/12 due 9/21/12 (Collateralized by Mortgage Loan Obligations valued at $6,501,729, 2.62%, 8/25/46)	6,028	6,000
Mizuho Securities USA, Inc. at:
0.33%, dated 7/31/12 due 8/1/12 (Collateralized by Equity Securities valued at $1,080,063)	1,000	1,000
0.44%, dated 7/23/12 due 8/7/12 (Collateralized by Corporate Obligations valued at $5,251,456, 3.95% - 5.25%, 5/1/13 - 8/15/38)	5,002	5,000
0.45%, dated 7/31/12 due 8/1/12 (Collateralized by Mortgage Loan Obligations valued at $34,650,433, 1.03% - 6.16%, 5/15/17 - 8/10/45)	33,000	33,000
RBS Securities, Inc. at:
0.68%, dated:
7/3/12 due 8/2/12 (Collateralized by U.S. Government Obligations valued at $8,168,555, 2.61% - 5.59%, 5/1/37 - 6/1/42)	8,005	8,000
7/11/12 due 8/7/12 (Collateralized by U.S. Government Obligations valued at $8,164,821, 2.61%, 6/1/42)	8,005	8,000
0.95%, dated:
7/18/12 due 8/17/12 (Collateralized by U.S. Government Obligations valued at $12,247,994, 2.42% - 5.84%, 7/1/35 - 7/1/41)	12,010	12,000
7/25/12 due 8/24/12 (Collateralized by U.S. Government Obligations valued at $11,224,901, 2.61% - 5.84%, 4/1/37 - 6/1/42)	11,009	11,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Royal Bank of Scotland PLC at:
0.68%, dated 7/11/12 due 8/7/12 (Collateralized by U.S. Government Obligations valued at $8,163,299, 2.3% - 5.78%, 9/1/19 - 5/1/37)	$ 8,005	$ 8,000
0.95%, dated 7/31/12 due 8/30/12 (Collateralized by U.S. Government Obligations valued at $9,180,297, 2.3% - 3.21%, 8/1/34 - 12/1/40)	9,007	9,000
UBS Securities LLC at:
0.49%, dated 6/22/12 due 8/7/12 (Collateralized by Corporate Obligations valued at $3,259,185, 12%, 2/1/16)	3,002	3,000
0.62%, dated 7/20/12 due 8/7/12 (Collateralized by Corporate Obligations valued at $3,278,979, 2.88%, 2/15/15)	3,005	3,000
0.65%, dated 7/9/12 due 8/7/12 (Collateralized by Corporate Obligations valued at $4,321,973, 1.63% - 4.88%, 5/15/15 - 11/15/26)	4,006	4,000
TOTAL OTHER REPURCHASE AGREEMENT		420,000
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $3,272,696)		3,272,696
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(14,766)
NET ASSETS - 100%		$ 3,257,930
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $124,299,000 or 3.8% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,000,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.66%, 10/29/12	7/18/12	$ 5,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$3,128,000 due 8/01/12 at 0.20%
BNP Paribas Securities Corp.	$ 106
Bank of America NA	717
Credit Agricole CIB New York Branch	57
Deutsche Bank Securities, Inc.	43
ING Financial Markets LLC	201
J.P. Morgan Securities, Inc.	86
Merrill Lynch, Pierce, Fenner & Smith, Inc.	220
Mizuho Securities USA, Inc.	1,319
Morgan Stanley & Co., Inc.	57
RBC Capital Markets Corp.	69
UBS Securities LLC	72
Wells Fargo Securities LLC	181
$ 3,128
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At July 31, 2012, the cost of investment securities for income tax purposes was $3,272,696,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hereford Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 28, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 28, 2012